Schedule of authorized share capital (Details) - USD ($)		12 Months Ended
		Aug. 31, 2025		Aug. 31, 2024
Equity [Abstract]
Balance, shares		421,342		315,349
Balance, value		$ 8,559,856	[1]	$ 4,903,031
Issuance of common shares on initial public offering, shares				43,750
Issuance of common shares on initial public offering, value				$ 3,500,000
Issuance of common share against conversion note, shares				25,094
Issuance of common share against conversion note, value				$ 465,680
Issuance of common shares on equity purchase agreement, shares				37,149
Issuance of common shares on equity purchase agreement, value				$ 487,491
Share issuance costs, value		$ (487,263)		(748,063)
Warrants issued				$ (48,283)
Issuance of common shares against S3, shares		19,133
Issuance of common shares against S3, value		$ 232,708
Issuance of common shares against prefunded warrants, shares		64,200
Issuance of common shares against prefunded warrants, value		$ 780,769
Issuance of common share against S1, shares		500,000
Issuance of common share against S1, value		$ 834,000
Issuance of common shares against warrants conversion, shares		336,266
Issuance of common shares against warrants conversion, value		$ 1,701,398
Balance, shares		1,340,941		421,342
Balance, value	[1]	$ 11,621,468		$ 8,559,856

[1]	On July 16, 2025, the Company effected a 1-for-20 reverse stock split of its issued and outstanding common shares. All share and per-share information in the consolidated financial statements and accompanying notes has been retroactively adjusted to reflect the reverse split. The reverse stock split did not affect the Company’s total shareholders’ equity.